Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of annual rates of depreciation
Land	1%
Building	2%
Machinery and equipment	10% - 33%
Computer equipment and software	20% - 33%
Office furniture and equipment	6% - 20%
Automobiles	15%

Schedule of deferred revenue in Consolidated Balance Sheets
	Year Ended December 31,
	2025	2024
	U.S. Dollars (in thousands)
Beginning of year	22,432	13,993
Deferral of revenue	14,952	16,170
Recognition of deferred revenue	(18,935)	(7,731)

Balance at end of year	18,449	22,432